NOTE 5: ACQUISITION OF SUN VALLEY (Details Narrative) - Sun Valley	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Revenues	$ 1,526,383
Net loss and comprehensive loss	$ (503,235)